Income Taxes (Details) - Schedule of federal corporate income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Federal Corporate Income Tax Rate Abstract
Federal income tax expense	21.00%	21.00%
State income taxes (net of federal benefit)	5.30%	3.80%
Permanent differences	(1.00%)	(0.10%)
Fair value debt adjustments	(2.70%)	(4.50%)
Disallowed interest	(0.60%)	(0.40%)
Foreign tax rate difference	(0.10%)	(0.20%)
Return-to-provision adjustment	0.40%	(3.10%)
Uncertain tax benefit	(0.70%)	(0.40%)
Expiration of tax attributes	(1.70%)	(1.70%)
State tax rate change on deferred taxes		6.40%
Valuation allowance	(19.90%)	(20.80%)
Effective tax rate	0.00%	0.00%